Significant Accounting Policies - Schedule of Total Staff Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Total Staff Costs [Abstract]
Wages, salaries and other staff benefits	$ 22,157,712	$ 21,104,490		$ 21,142,776
Stock-based compensation expense	1,350,800	1,849,356	[1]	1,101,800	[1]
Contribution to defined contribution retirement schemes	787,301	719,758		641,671
Current service costs to defined benefit retirement schemes	614,051	524,156		447,576
Total	$ 24,909,864	$ 24,197,760		$ 23,333,823

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.